COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares/Units	Value
COMMON STOCK	98.4%
AUSTRALIA	6.7%
TOLL ROADS	5.5%
Atlas Arteria Ltd.(a)		4,582,088	$19,345,497
Transurban Group(a)		3,463,731	33,073,026

			52,418,523

TRANSPORT LOGISTICS	1.2%
Qube Holdings Ltd.		5,784,068	11,168,903

TOTAL AUSTRALIA			63,587,426

BRAZIL	1.2%
MARINE PORTS
Santos Brasil Participacoes SA		7,134,193	11,429,460

CANADA	10.0%
ELECTRIC	0.7%
Hydro One Ltd., 144A(b)		245,937	7,002,335

PIPELINES—C-CORP	6.1%
Enbridge, Inc.		267,648	10,204,885
Keyera Corp.		346,792	7,592,731
Pembina Pipeline Corp.		518,784	16,805,300
TC Energy Corp.		597,068	23,224,465

			57,827,381

RAILWAYS	3.2%
Canadian Pacific Railway Ltd.		393,311	30,286,256

TOTAL CANADA			95,115,972

CHINA	3.7%
GAS DISTRIBUTION	2.0%
Enn Energy Holdings Ltd., (H shares)		1,428,900	19,565,880

TOLL ROADS	1.1%
Zhejiang Expressway Co., Ltd., (H shares)		12,694,000	10,099,363

UTILITIES—WATER	0.6%
Guangdong Investment Ltd., (H shares)		5,378,000	5,501,552

TOTAL CHINA			35,166,795

FRANCE	1.5%
TOLL ROADS
Eiffage SA		61,529	6,658,418
Vinci SA		61,718	7,075,495

TOTAL FRANCE			13,733,913

		Shares/Units	Value
GERMANY	0.6%
ELECTRIC
E.ON SE		443,989	$5,538,637

HONG KONG	0.9%
ELECTRIC
Power Assets Holdings Ltd.		1,621,000	8,696,374

INDIA	1.3%
ELECTRIC
Power Grid Corp of India Ltd.		4,609,669	12,679,542

JAPAN	2.2%
ELECTRIC	0.6%
Kansai Electric Power Co., Inc./The		521,300	5,076,899

GAS DISTRIBUTION	0.7%
Osaka Gas Co., Ltd.		404,200	6,640,115

RAILWAYS	0.9%
West Japan Railway Co.		213,300	8,786,165

TOTAL JAPAN			20,503,179

MEXICO	3.6%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		1,110,717	33,974,873

NETHERLANDS	1.0%
MARINE PORTS
Koninklijke Vopak NV		266,572	9,411,594

NEW ZEALAND	0.5%
AIRPORTS
Auckland International Airport Ltd.(c)		873,097	4,751,378

PHILIPPINES	1.3%
MARINE PORTS
International Container Terminal Services, Inc.		3,110,460	12,212,871

SPAIN	3.8%
AIRPORTS	2.0%
Aena SME SA, 144A(b),(c)		118,864	19,221,292

COMMUNICATIONS—TOWERS	1.8%
Cellnex Telecom SA, 144A(b)		440,134	17,115,767

TOTAL SPAIN			36,337,059

		Shares/Units	Value
THAILAND	2.3%
AIRPORTS
Airports of Thailand PCL(c)		10,429,300	$21,673,281

UNITED KINGDOM	3.1%
ELECTRIC
National Grid PLC		2,158,904	29,203,489

UNITED STATES	54.7%
COMMUNICATIONS—TOWERS	5.8%
American Tower Corp.		98,469	20,121,156
Crown Castle, Inc.		82,310	11,016,370
SBA Communications Corp., Class A		89,839	23,454,268

			54,591,794

ELECTRIC	29.8%
Alliant Energy Corp.		434,533	23,204,062
CenterPoint Energy, Inc.		745,686	21,967,910
Constellation Energy Corp.		86,143	6,762,225
Dominion Energy, Inc.		257,383	14,390,283
DTE Energy Co.		194,412	21,295,890
Duke Energy Corp.		99,338	9,583,137
Evergy, Inc.		296,046	18,094,331
Exelon Corp.		642,130	26,898,826
NextEra Energy, Inc.		793,032	61,126,907
PG&E Corp.(c)		724,281	11,711,624
PPL Corp.		931,867	25,896,584
Public Service Enterprise Group, Inc.		364,542	22,765,648
Xcel Energy, Inc.		275,999	18,613,373

			282,310,800

ENVIRONMENTAL SERVICES	1.0%
Waste Management, Inc.		57,941	9,454,233

GAS DISTRIBUTION	5.8%
NiSource, Inc.		699,068	19,545,941
Sempra Energy		234,831	35,497,054

			55,042,995

PIPELINES—C-CORP	4.0%
Cheniere Energy, Inc.		124,727	19,656,975
DT Midstream, Inc.(c)		68,154	3,364,763
Targa Resources Corp.		203,255	14,827,452

			37,849,190

		Shares/Units	Value
RAILWAYS	6.4%
CSX Corp.		1,217,856	$36,462,609
Union Pacific Corp.		122,162	24,586,324

			61,048,933

UTILITIES—WATER	1.9%
Essential Utilities, Inc.		406,024	17,722,948

TOTAL UNITED STATES			518,020,893

TOTAL COMMON STOCK (Identified cost—$867,806,094)			932,036,736

SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(d)		11,273,249	11,273,249

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,273,249)			11,273,249

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$879,079,343)	99.6%		943,309,985
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		3,511,774

NET ASSETS	100.0%		$946,821,759

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $43,339,394 which represents 4.6% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Non-income producing security.
(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Electric	37.0
Railways	10.5
Pipelines	10.1
Gas Distribution	8.5
Airports	8.4
Toll Roads	8.1
Communications	7.6
Marine Ports	3.5
Utilities	2.5
Transport Logistics	1.2
Environmental Services	1.0
Other (includes short-term investments)	1.6

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Brazil	$11,429,460	$—	$—	$11,429,460
Canada	95,115,972	—	—	95,115,972
Mexico	33,974,873	—	—	33,974,873
United States	518,020,893	—	—	518,020,893
Other Countries	—	273,495,538	—	273,495,538
Short-Term Investments	—	11,273,249	—	11,273,249

Total Investments in Securities(a)	$658,541,198	$284,768,787	$—	$943,309,985

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

As of March 31, 2023, the Fund had no option contracts outstanding.

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2023:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$1,779,971	$3,511,291

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for the period in which the Fund had option contracts outstanding. For the period January 1, 2023 through January 20, 2023, this represents the amount for purchased option contracts and for the period January 1, 2023 through January 25, 2023, this represents the amount for written option contracts.